Investment - Schedule of Investment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investment [Line Items]
Balance		$ 22,389,540	$ 6,131,941
Additions			13,897,189
Transfer from the investment in subsidiary to equity investment			2,670,219
Share of gain in equity method investee		80,207	94,183	$ 4,832
Foreign exchange translation		982,578	(403,992)
Balance		23,452,325	22,389,540	6,131,941
Equity investments accounted for using the equity method [Member]
Schedule of Investment [Line Items]
Balance	[1]	21,910,042	5,638,976
Additions	[1]		13,897,189
Transfer from the investment in subsidiary to equity investment	[1]		2,670,219
Share of gain in equity method investee	[1]	80,207	94,183
Foreign exchange translation	[1]	961,583	(390,525)
Balance	[1]	22,951,832	21,910,042	5,638,976
Equity investments without readily determinable fair values [Member]
Schedule of Investment [Line Items]
Balance	[2]	479,498	492,965
Additions	[2]
Transfer from the investment in subsidiary to equity investment	[2]
Share of gain in equity method investee	[2]
Foreign exchange translation	[2]	20,995	(13,467)
Balance	[2]	$ 500,493	$ 479,498	$ 492,965

[1]	Equity investments accounted for using equity method
[2]	Equity investments without readily determinable fair value